Rule 497 Document

On behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Floating Income Fund, PIMCO Income Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO RealRetirement® Income & Distribution Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2020 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2030 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO RealRetirement® 2040 Fund, PIMCO RealRetirement® 2045 Fund, PIMCO RealRetirement® 2050 Fund and PIMCO Senior Floating Rate Fund (the “Funds”), each a series of PIMCO Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as an exhibit to this filing relate to the forms of prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on October 1, 2013 (Accession No. 0001193125-13-385838), which are incorporated by reference into this Rule 497 Document.

Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

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